PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
Summary of principal subsidiaries and consolidated VIE

As of June 30, 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

			Attributable
	Place of	Date of	equity interest of
Name of subsidiaries	incorporation	incorporation	the Group	Principal activities

Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Management consultancy and technical services in the PRC

	Place of	Date of	Economic
Name of VIE	incorporation	incorporation	interest held	Principal activities

Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment service in the PRC

Summary of principal subsidiaries and consolidated VIE

As of September 30, 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

			Attributable
	Place of	Date of	equity interest of
Name of subsidiaries	incorporation	incorporation	the Group	Principal activities

Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding in Hong Kong
Beijing Glory Wolf Co., Ltd. (“Glory”, or the “WFOE”)	Beijing, China	May 7, 2014	100%	Management consultancy and technical service in the PRC

	Place of	Date of	Economic
Name of VIE	incorporation	incorporation	interest held	Principal activities
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment service in the PRC

Schedule of variable interest entities

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	864,851	1,245,088
Short-term investments	864,557	802,159
Accounts receivable	1,002	1,946
Amounts due from Group companies	86,989	100,805
Amounts due from related parties	6,615	9,583
Prepayments and other current assets	487,598	450,841
Total current assets	2,311,612	2,610,422
Non-current assets
Property, equipment and software, net	368,381	544,171
Intangible assets, net	458	413
Right-of-use assets, net	301,288	287,032
Other non-current assets	4,000	4,000
Total non-current assets	674,127	835,616
Total assets	2,985,739	3,446,038
LIABILITIES
Current liabilities
Accounts payable	52,938	135,098
Deferred revenue	1,958,570	1,979,019
Other payables and accrued liabilities	626,151	557,568
Amounts due to Group companies	27,223	37,362
Operating lease liabilities, current	124,464	139,625
Total current liabilities	2,789,346	2,848,672
Non-current liabilities
Operating lease liabilities, non-current	178,844	155,954
Total non-current liabilities	178,844	155,954
Total liabilities	2,968,190	3,004,626

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Total revenues	1,956,717	2,250,118
Cost of revenues	(250,007)	(351,566)
Net (loss)/income	(41,429)	162,265

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net cash generated from operating activities	861,135	486,939
Net cash used in investing activities	(167,365)	(106,702)
Net cash used in financing activities	(438,586)	—
Net increase in cash and cash equivalents	255,184	380,237
Cash and cash equivalents at beginning of the period	183,199	864,851
Cash and cash equivalents at end of the period	438,383	1,245,088

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	864,851	873,872
Short-term investments	864,557	1,329,802
Accounts receivable	1,002	3,929
Amounts due from Group companies	86,989	125,745
Amounts due from related parties	6,615	10,050
Prepayments and other current assets	487,598	480,213
Total current assets	2,311,612	2,823,611
Non-current assets
Property, equipment and software, net	368,381	548,476
Intangible assets, net	458	390
Right-of-use assets, net	301,288	294,905
Other non-current assets	4,000	4,000
Total non-current assets	674,127	847,771
Total assets	2,985,739	3,671,382
LIABILITIES
Current liabilities
Accounts payable	52,938	51,678
Deferred revenue	1,958,570	2,036,728
Other payables and accrued liabilities	626,151	521,066
Amounts due to Group companies	27,223	12,576
Operating lease liabilities, current	124,464	143,389
Total current liabilities	2,789,346	2,765,437
Non-current liabilities
Operating lease liabilities, non-current	178,844	154,775
Total non-current liabilities	178,844	154,775
Total liabilities	2,968,190	2,920,212

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Total revenues	3,168,478	3,427,797
Cost of revenues	(404,796)	(552,380)
Net income	274,608	319,165

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash generated from operating activities	1,158,919	777,516
Net cash used in investing activities	(795,751)	(733,351)
Net cash used in financing activities	(444,239)	(35,144)
Net (decrease)/increase in cash and cash equivalents	(81,071)	9,021
Cash and cash equivalents at beginning of the period	183,199	864,851
Cash and cash equivalents at end of the period	102,128	873,872